CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 1,723,222
Changes from Financing Cash Flows	(15,451)
Foreign Exchange	(195)
Other	133,360
Ending balance	1,840,936
Long-term debt
Changes in liabilities arising from financing activities
Beginning balance	1,721,308
Other	2,800
Ending balance	1,724,108
Lease obligations
Changes in liabilities arising from financing activities
Beginning balance	1,914
Changes from Financing Cash Flows	(15,451)
Foreign Exchange	(195)
Other	130,560
Ending balance	$ 116,828